Fees Summary	Jan. 28, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 920,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	127,052.00
Total Offset Amount	0.00
Net Fee	$ 127,052.00
Narrative - Max Aggregate Offering Amount | shares	920,000,000
Final Prospectus	true